SCHEDULE OF COMMON STOCK UNDERLYING OUTSTANDING WARRANTS (Details) - $ / shares	3 Months Ended		12 Months Ended
	Jan. 31, 2023	Jan. 31, 2022	Oct. 31, 2022	Oct. 31, 2021	Oct. 31, 2020
Class of Warrant or Right [Line Items]
Underlying number of shares beginning	13,605,856	13,605,856	13,605,856	4,100,000
Average exercise price beginning	$ 0.75	$ 0.75	$ 0.75	$ 0.75
Weighted average life ending	2 years 2 months 1 day	3 years 2 months 23 days	2 years 5 months 23 days	3 years 5 months 23 days	3 years 1 month 24 days
Weighted average life warrant A
Weighted average life warrant B
Underlying number of shares ending	12,905,856	13,605,856	13,605,856	13,605,856	4,100,000
Average exercise price ending	$ 0.75	$ 0.75	$ 0.75	$ 0.75	$ 0.75
Warrants A [Member]
Class of Warrant or Right [Line Items]
Underlying number of shares granted				4,752,928
Average exercise price, granted				$ 0.50
Weighted average life warrant B				2 years 5 months 4 days
Underlying number of shares expirations	(700,000)
Average exercise price, expired	$ 0.50
Warrants B [Member]
Class of Warrant or Right [Line Items]
Underlying number of shares granted				4,752,928
Average exercise price, granted				$ 1.00
Weighted average life warrant B				4 years 6 months 10 days
Underlying number of shares expirations
Average exercise price, expired